Income taxes (Summary of Gross Unrecognized Tax Benefits Changes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 13,644	¥ 19,393	¥ 22,447
Additions based on tax positions related to the current year	1,001	593	310
Additions for tax positions of prior years	6,378	94,852	491
Reductions for tax positions of prior years	(77)	(4,015)	(1,273)
Reductions for tax positions related to lapse of statute of limitations	(7)	(58)
Reductions for settlements	(427)	(98,929)	(3,771)
Other	(1,262)	1,808	1,189
Balance at end of year	¥ 19,250	¥ 13,644	¥ 19,393